Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2026
Warrant Liability [Abstract]
Schedule of Warrant Liability	The following table summarizes the changes to the Company’s warrant liability.
	Warrants (‘000)	Fair value
Balance, January 1, 2025	7,527	$18,304
Gain on warrant liability revaluation	-	(14,176)
Balance, December 31, 2025	7,527	$4,128
Loss on warrant liability revaluation	-	5,487
Balance, March 31, 2026	7,527	$9,615

Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model

The fair value of each warrant was estimated using the Black Scholes Merton model with the following assumptions:

As at	March 31, 2026	December 31, 2025
Share price $US	$6.32	$4.76
Exercise price $US	$9.82	$9.82
Average risk-free interest rate	2.95%	2.57%
Average expected volatility (1)	39%	39%
Average expected life (years)	2.50	2.75

(1)	Expected volatility has been based on historical share volatility and that of similar market participants.